Inventories (Tables)	9 Months Ended
Sep. 30, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:

	September 30, 2025	December 31, 2024
Work in progress	$1,050	$1,088
Raw materials and supplies	677	665
Inventory reserves	(82)	(129)
Total	$1,645	$1,624